PROSPECTUS SUPPLEMENT TO

                            VAN ECK FUNDS PROSPECTUS

                                DATED MAY 1, 2002



Supplement to Prospectus

The Van Eck Troika Dialog Fund will be closed to new and subsequent investments effective immediately.



                 PROSPECTUS SUPPLEMENT DATED SEPTEMBER 25, 2002

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